Submission	Dec. 31, 2024
Submission [Line Items]
Central Index Key	0000914208
Registrant Name	Invesco Ltd.
Registration File Number	333-281148
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES